Acquisition	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisition

3. Acquisition

Acquisition of 339 Justabout Land Co., LLC

Effective February 15, 2024, the Company completed its acquisition of 339 Justabout Land Co. LLC (“339”), in a transaction valued at $9,122. The Company paid cash consideration of $3,000 plus the amount of our intercompany debt.

The property has since been subdivided into two parcels. One parcel is being developed into lots and are available for home construction (“Phase 1 Lots”) and the other parcel will be developed into a second phase of lots (“Phase 2 Lots”), which should be available for construction early next year (collectively the “339 Lots”).

We charge an option fee to Benjamin Marcus Homes (“BMH”) for the right to buy the Phase 1 Lots owned by 339. The option fee was $890 as of February 15, 2024, and the Company is deferring the revenue related to the option fee over twelve months. As of December 31, 2024, deferred revenue, real estate investment was $74.

The following table summarizes the allocation of purchase price to assets and liabilities acquired in connection with the Company’s acquisition of 339 based on fair values as of February 15, 2024.

Acquisition Consideration

Gross purchase price	$3,892
Debt of 339 to the Company	6,122
Immediate repayment of previous 339 owner of intercompany debt	(892)
Purchase consideration	$9,122

The purchase price has been allocated to the acquired assets and assumed liabilities based on estimated fair values. The table below provides the provisional recording of assets acquired and liabilities assumed as of the acquisition date.

Amounts recognized as of the acquisition date

Purchase Consideration	$9,122

Fair value of identified assets acquired:
Cash	4
Real estate investments	11,330
Total identifiable assets	11,334

Fair value of liabilities assumed:
Current liabilities	462
Other liabilities	1,750
Total liabilities assumed	2,212

Net identifiable assets acquired	$9,122

The allocation presented above is based upon management’s estimate of fair values using valuation techniques including appraisals and purchase contracts, as well as estimating completion costs and future interest costs. In estimating the fair value of the identifiable acquired assets and assumed liabilities, the fair value estimates are based on, but not limited to, expected future revenue and cash flows and estimated discount rates. Except for real estate assets, all assets and liabilities are estimated at their historical carrying values, which approximates fair value.